Commitments and Contingencies (Details 1) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Cash paid for rent included in the measurement of operating lease liabilities cash flows	$ 32	$ 75
Right-of-use asset obtained in exchange for new operating lease liability	$ 236	$ 236
Weighted-average remaining lease term- operating leases, in years	2 years 6 months 18 days	3 years 9 months 14 days
Weighted-average discount rate - operating leases	11.70%	11.70%